ALPS SERIES TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

March 13, 2023

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) File Nos. 333-183945, 811-22747

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information for each series of the Trust as identified in Exhibit A below, each dated March 8, 2023, do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on March 8, 2023 via EDGAR (Accession No. 0001398344-23-005824).

Please address any comments on this filing to the undersigned at 303-623-2577.

Sincerely,

/s/ Patrick Rogers
Patrick Rogers
Secretary

Attachment

cc:	Peter Schwartz, Esq.
Davis Graham & Stubbs LLP

EXHIBIT A

Brigade High Income Fund